Debt - Schedule of Ratios under Most Significant Loan Agreements (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mechel's Shareholder Equity [Member]	Dec. 31, 2013 Mechel's Shareholder Equity [Member] Minimum [Member]	Dec. 31, 2013 Ratio of Mechel's EBITDA to Net Interest Expense [Member]	Dec. 31, 2013 Mechel's Net Borrowings [Member]	Dec. 31, 2013 Mechel's Net Borrowings [Member] Minimum [Member]	Dec. 31, 2013 Mechel's Net Borrowings [Member] Maximum [Member]	Dec. 31, 2013 Mechel Mining's Shareholder Equity [Member]	Dec. 31, 2013 Mechel Mining's Shareholder Equity [Member] Minimum [Member]	Dec. 31, 2013 Ratio of Mechel Mining's EBITDA to Net Interest Expense [Member]	Dec. 31, 2013 Mechel Mining's Net Borrowings [Member]	Dec. 31, 2013 Mechel Mining's Net Borrowings [Member] Minimum [Member]	Dec. 31, 2013 Mechel Mining's Net Borrowings [Member] Maximum [Member]
Subordinated Borrowing [Line Items]
Requirements of Restricted Debt Covenants			Greater than or equal to 4,000,000		Shall not be less than 1.01.0	Not exceed $11,000,000			Greater than or equal to $ 3,700,000		Shall not be less than 1.01.0	Not exceed $4,300,000
Shareholder Equity Actual Amount	$ 517,475	$ 3,177,381	$ 4,531,868	$ 4,000,000					$ 3,968,083	$ 3,700,000
EBITDA to Net Interest Expenses ratio					0.9:1.0						1.8:1.0
Net Borrowings							9,162,143	11,000,000
Financial Indebtedness													$ 3,989,996	$ 4,300,000